Annual Fund Operating Expenses	Apr. 29, 2026
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.25%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.00%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.50%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.89%
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.19%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	2.00%
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	1.00%
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	1.00%
Invesco International Small Company Fund | Invesco International Small Company Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco International Small Company Fund | Invesco International Small Company Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.52%
Invesco International Small Company Fund | Invesco International Small Company Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.27%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	2.27%
Invesco International Small Company Fund | Invesco International Small Company Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.27%
Invesco International Small Company Fund | Invesco International Small Company Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	1.06%
Invesco International Small Company Fund | Invesco International Small Company Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.22%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.97%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.47%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.97%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.89%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%

[1]	Management Fees have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class Y and Class R6 shares to 1.24%, 1.99%, 0.99% and 0.99%, respectively of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreements, they will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through April 30, 2026, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.55%, 2.30%, 1.30%, 1.30% and 1.30%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective May 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.59%, 2.34%, 1.34%, 1.05% and 0.98%, respectively, of the Fund’s average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.